Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Cash Flows from Operating Activities:
Net income	$ 279	$ 198
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	65	147
Amortization	25	24
Amortization of deferred debt issuance costs	10	12
Deferred tax benefit	(48)	14
Pension contributions	(15)	(29)
Other items, net	22	13
Changes in current assets and liabilities:
Receivables (includes proceeds from securitization)	(18)	(4)
Inventories	(96)	(25)
Prepaid expenses and other current assets	(43)	4
Accounts payable	(63)	41
Accrued liabilities	(76)	(106)
Income taxes	(125)	13
Cash (used for)/provided by operating activities	(83)	302
Cash Flows from Investing Activities:
Capital expenditures	(53)	(62)
Proceeds from disposals of property, plant and equipment	3	19
Other items, net	1	(1)
Cash used for investing activities	(49)	(44)
Cash Flows from Financing Activities:
Payments on long-term debt	(1,962)	(25)
Proceeds from long-term debt	2,000	0
Debt issuance costs	(16)	0
Net payments on short-term debt	(56)	(13)
Preferred dividends	(180)	(180)
Cash used for financing activities	(214)	(218)
Effect of exchange rate changes on cash and cash equivalents	(53)	15
Net (decrease)/increase in cash and cash equivalents	(399)	55
Cash and cash equivalents at beginning of period	2,298	2,459
Cash and cash equivalents at end of period	$ 1,899	$ 2,514